Quarterly Holdings Report
for
Fidelity Advisor® Overseas Fund
July 31, 2023
OS-NPRT3-0923
1.804851.119
Common Stocks - 99.1%
	Shares	Value ($) (000s)
Australia - 0.5%
Flutter Entertainment PLC (a)	10,224	2,035
Bailiwick of Jersey - 0.3%
JTC PLC (b)	129,400	1,196
Belgium - 1.2%
Azelis Group NV	48,300	1,248
KBC Group NV	46,675	3,513
TOTAL BELGIUM		4,761
Canada - 1.6%
Constellation Software, Inc.	2,880	6,085
Lumine Group, Inc.	8,341	132
TOTAL CANADA		6,217
China - 0.0%
Chervon Holdings Ltd.	32,500	122
Denmark - 4.6%
Carlsberg A/S Series B	14,600	2,190
DSV A/S	32,704	6,548
Novo Nordisk A/S Series B	56,600	9,127
TOTAL DENMARK		17,865
Finland - 1.0%
Nordea Bank ABP	337,926	3,823
France - 16.1%
Air Liquide SA	30,910	5,557
ALTEN	23,575	3,396
Antin Infrastructure Partners SA	9,500	171
Capgemini SA	28,619	5,186
Edenred SA	97,054	6,304
EssilorLuxottica SA	28,525	5,738
L'Oreal SA	11,700	5,444
LVMH Moet Hennessy Louis Vuitton SE	13,160	12,223
Pernod Ricard SA	25,743	5,678
Safran SA	37,400	6,209
TotalEnergies SE	106,600	6,477
TOTAL FRANCE		62,383
Germany - 7.3%
Allianz SE	20,423	4,881
Deutsche Borse AG	25,603	4,906
Hannover Reuck SE	22,129	4,724
Infineon Technologies AG	124,900	5,488
Merck KGaA	25,100	4,410
Siemens Healthineers AG (b)	70,400	4,089
TOTAL GERMANY		28,498
Hong Kong - 2.1%
AIA Group Ltd.	596,100	5,964
Techtronic Industries Co. Ltd.	192,000	2,168
TOTAL HONG KONG		8,132
India - 1.6%
HCL Technologies Ltd.	97,400	1,323
HDFC Bank Ltd.	237,284	4,764
TOTAL INDIA		6,087
Ireland - 0.9%
Kingspan Group PLC (Ireland)	43,900	3,524
Italy - 3.2%
FinecoBank SpA	219,563	3,407
GVS SpA (a)(b)	28,462	181
Industrie de Nora SpA	16,200	334
Recordati SpA	84,220	4,348
UniCredit SpA	155,700	3,942
TOTAL ITALY		12,212
Japan - 12.5%
Bandai Namco Holdings, Inc.	56,200	1,270
BayCurrent Consulting, Inc.	36,600	1,180
Capcom Co. Ltd.	56,700	2,551
FUJIFILM Holdings Corp.	38,100	2,209
Hoya Corp.	40,731	4,733
Iriso Electronics Co. Ltd.	23,784	660
Misumi Group, Inc.	97,900	1,785
NOF Corp.	44,671	1,925
Persol Holdings Co. Ltd.	108,760	2,147
Relo Group, Inc.	86,446	1,192
Shin-Etsu Chemical Co. Ltd.	128,200	4,224
SMC Corp.	4,828	2,516
Sony Group Corp.	67,724	6,343
Sumitomo Mitsui Financial Group, Inc.	90,000	4,217
Suzuki Motor Corp.	67,571	2,706
TIS, Inc.	48,927	1,239
Tokio Marine Holdings, Inc.	173,500	3,990
Tokyo Electron Ltd.	23,381	3,509
TOTAL JAPAN		48,396
Luxembourg - 0.3%
Eurofins Scientific SA	16,218	1,116
Netherlands - 7.2%
ASM International NV (Netherlands)	8,900	4,235
ASML Holding NV (Netherlands)	17,506	12,534
IMCD NV	28,850	4,376
Topicus.Com, Inc. (a)	6,230	491
Wolters Kluwer NV	49,541	6,221
TOTAL NETHERLANDS		27,857
Spain - 1.3%
Amadeus IT Holding SA Class A	71,596	5,134
Sweden - 3.6%
Addlife AB	124,837	1,016
AddTech AB (B Shares)	210,287	3,920
Atlas Copco AB (A Shares)	335,092	4,760
Indutrade AB	199,025	4,177
Kry International AB (a)(c)(d)	156	9
TOTAL SWEDEN		13,882
Switzerland - 6.1%
Compagnie Financiere Richemont SA Series A	45,360	7,304
Julius Baer Group Ltd.	61,407	4,349
Partners Group Holding AG	3,190	3,578
Sika AG	20,738	6,437
Sonova Holding AG	6,781	1,886
TOTAL SWITZERLAND		23,554
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	123,300	2,222
United Kingdom - 15.9%
3i Group PLC	143,500	3,641
Ashtead Group PLC	50,400	3,727
AstraZeneca PLC (United Kingdom)	64,800	9,310
BAE Systems PLC	289,000	3,456
Beazley PLC	216,671	1,525
Compass Group PLC	254,854	6,631
Diageo PLC	169,476	7,396
Diploma PLC	73,867	3,070
Hiscox Ltd.	161,973	2,243
London Stock Exchange Group PLC	39,400	4,279
RELX PLC (London Stock Exchange)	194,384	6,542
Rentokil Initial PLC	592,833	4,834
Sage Group PLC	279,700	3,362
Volution Group PLC	320,051	1,650
TOTAL UNITED KINGDOM		61,666
United States of America - 11.2%
CBRE Group, Inc. (a)	39,000	3,249
CDW Corp.	11,700	2,189
Equifax, Inc.	5,600	1,143
Experian PLC	122,400	4,730
Ferguson PLC	23,300	3,739
ICON PLC (a)	15,700	3,947
Linde PLC	15,134	5,912
Marsh & McLennan Companies, Inc.	30,830	5,809
Nestle SA (Reg. S)	42,975	5,265
S&P Global, Inc.	12,231	4,825
Thermo Fisher Scientific, Inc.	5,100	2,798
TOTAL UNITED STATES OF AMERICA		43,606
TOTAL COMMON STOCKS (Cost $279,761)		384,288

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Sweden - 0.0%
Kry International AB Series E (a)(c)(d) (Cost $412)	901	51

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (e) (Cost $2,135)	2,134,927	2,135

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $282,308)	386,474
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,477
NET ASSETS - 100.0%	387,951

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,466,000 or 1.4% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,000 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Kry International AB	5/14/21	68

Kry International AB Series E	5/14/21	412

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	5,991	69,066	72,922	139	-	-	2,135	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	20,099	20,099	19	-	-	-	0.0%
Total	5,991	89,165	93,021	158	-	-	2,135

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.